Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 23, 2017
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
CIK	dei_EntityCentralIndexKey	0000863209
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 23, 2017
Effective Date	dei_DocumentEffectiveDate	May 23, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016